Pension and Postretirement Benefit Plans and Defined Contribution Plans - Analysis of Changes in Significant Investments Valued Using Significant Unobservable Inputs (Details) - Pension Plan [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Level 3 [Member] | Other Funds [Member]
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Purchase, Sale, and Settlement [Abstract]
Transfer into/(out of) Level 3	$ 0	$ (51)
Foreign Plan [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	8,215	8,863
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Purchase, Sale, and Settlement [Abstract]
Exchange rate changes	42	(380)
Fair value of plan assets, ending	8,956	8,215
Foreign Plan [Member] | Insurance Contracts [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	759
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Purchase, Sale, and Settlement [Abstract]
Fair value of plan assets, ending	1,027	759
Foreign Plan [Member] | Other Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	1,473
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Purchase, Sale, and Settlement [Abstract]
Fair value of plan assets, ending	1,524	1,473
Foreign Plan [Member] | Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	1,065
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Purchase, Sale, and Settlement [Abstract]
Fair value of plan assets, ending	1,342	1,065
Foreign Plan [Member] | Level 3 [Member] | Insurance Contracts [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	684	420
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Purchase, Sale, and Settlement [Abstract]
Assets held, ending	50	1
Purchases, sales, and settlements, net	(40)	188
Transfer into/(out of) Level 3	247	107
Exchange rate changes	2	(31)
Fair value of plan assets, ending	944	684
Foreign Plan [Member] | Level 3 [Member] | Other Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning	382	468
Defined Benefit Plan, Plan Assets Level 3 Reconciliation, Increase (Decrease) for Purchase, Sale, and Settlement [Abstract]
Assets held, ending	6	15
Purchases, sales, and settlements, net	6	(31)
Exchange rate changes	4	(20)
Fair value of plan assets, ending	$ 398	$ 382